Organization and Nature of Business Operations	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
ORGANIZATION AND NATURE OF BUSINESS OPERATIONS

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS OPERATIONS

B. Riley Financial, Inc. and its subsidiaries (collectively, the “Company”) provide investment banking and financial services to corporate, institutional and high net worth clients, and asset disposition, financial consulting, appraisal and capital advisory services to a wide range of retail, wholesale and industrial clients, as well as lenders, capital providers, private equity investors and professional services firms throughout the United States, Australia, Canada, and Europe and consumer Internet access and cloud communication services through its wholly-owned subsidiaries United Online, Inc. (“UOL” or “United Online”) and magicJack VocalTec Ltd. (“magicJack”). The Company acquired a majority ownership interest in BR Brand Holding, LLC (“BR Brands” or “Brands”) on October 28, 2019, which provides licensing of trademarks.

During the fourth quarter of 2020, the Company realigned its segment reporting structure to reflect organizational management changes. Under the new structure, the valuation and appraisal businesses are reported in the Financial Consulting segment and our bankruptcy, financial advisory, forensic accounting, and real estate consulting businesses that were previously reported in the Capital Markets segment are now reported as part of the Financial Consulting segment. In conjunction with the new reporting structure, the Company recast its segment presentation for all periods presented.

On February 25, 2021, the Company completed the acquisition of all of the outstanding shares of National Holdings Corporation (“National”) not already owned by the Company. The acquisition expands the Company’s investment banking, wealth management and financial planning offerings by adding National’s brokerage, insurance, tax preparation and advisory services.

As a result of the National acquisition, the Company further realigned its segment reporting structure in the first quarter of 2021 to reflect organizational management changes for its wealth management business. Under the new structure, the wealth management business previously reported in the Capital Markets segment are now reported in the Wealth Management segment. In conjunction with the new reporting structure, the Company recast its segment presentation for all periods presented.

The Company operates in six operating segments: (i) Capital Markets, through which the Company provides investment banking, corporate finance, securities lending, restructuring, research, sales and trading services to corporate and institutional clients; (ii) Wealth Management, through which the Company provides wealth management and tax services to corporate, institutional and high net worth clients; (iii) Auction and Liquidation, through which the Company provides auction and liquidation services to help clients dispose of assets that include multi-location retail inventory, wholesale inventory, trade fixtures, machinery and equipment, intellectual property and real property; (iv) Financial Consulting, through which the Company provides bankruptcy, financial advisory, forensic accounting, real estate consulting and valuation and appraisal services; (v) Principal Investments - United Online and magicJack, through which the Company provides consumer Internet access and related subscription services from United Online and cloud communication services primarily through the magicJack devices; and (vi) Brands, which is focused on generating revenue through the licensing of trademarks.

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 outbreak”).  In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.  Coming into 2021, the full impact of the COVID-19 outbreak continues to evolve, as countries across the world manage repeated waves of the pandemic and vaccines come to market. The impact of the COVID-19 outbreak on the Company’s results of operations, financial position and cash flows will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions and the success of vaccines in slowing or halting the pandemic.  These developments and the impact of the COVID-19 outbreak on the financial markets and the overall economy continue to be highly uncertain and cannot be predicted. If the financial markets and/or the overall economy continue to be impacted, the Company’s results of operations, financial position and cash flows may be materially adversely affected.